SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Revenue recognition (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue recognition
Inventories relating to unrecognized revenue	$ 9.0	$ 7.1	$ 5.9
Performance-based energy incentives recognized	4.7	10.9	22.8
Total lease income recognized related to PPAs	$ 1.5	$ 2.5	$ 6.2